UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04379
Plan Investment Fund, Inc.
(Exact Name of Registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip code)
Dale E. Palka, President
2 Mid America Plaza
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Suite 2400
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: July 1, 2009 — June 30, 2010

ITEM 1: PROXY VOTING RECORD
SIGNATURES

ITEM 1: PROXY VOTING RECORD
     There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2009 through June 30, 2010 with respect to which the registrant was entitled to vote.
SIGNATURES
     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.
By:	/s/ Dale E. Palka
Dale E. Palka, President

Date: August 11, 2010